Segment information	9 Months Ended
Sep. 30, 2025
Segment information [abstract]
Segment information
20.	Segment information

Reportable segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, with appropriate aggregation. The chief operating decision maker is the CEO who is responsible for allocating resources, assessing the performance of the reportable segment and making key strategic decisions. The Company operates in two segments: Biopharmaceutical and Strategic Investments.

The Company’s Biopharmaceutical segment is focused on furthering the research and development of the Company’s drug candidates and the development of a treatment for alcohol misuse for application in hospitals and other medical practices. The Biopharmaceutical segment primarily earns interest income on excess cash on hand invested in short-term guaranteed investment certificates.

The Company’s Strategic Investments segment is focused on generating returns and cash flow through the issuance of loans secured by residential property, with FSD Strategic Investments having a first or second collateral mortgage on the secured property.

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of September 30, 2025, and December 31, 2024, on a segmented basis:

	As at September 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	6,485,170	2,858,066	9,343,236
Non-current assets	4,809,992	—	4,809,992
Current liabilities	6,646,480	—	6,646,480
Non-current liabilities	—	—	—

	As at December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	8,620,407	3,432,340	12,052,747
Non-current assets	5,066,477	—	5,066,477
Current liabilities	6,678,992	—	6,678,992
Non-current liabilities	—	—	—

The following tables summarize the Company’s interest income, total operating expenses, and net loss for the three and nine months ended September 30, 2025, and 2024 on a segmented basis:

	For the nine months ended September 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(69,438)	(188,931)	(258,369)
Total operating expenses	12,928,428	561	12,928,989
Net (loss) income	(23,442,178)	188,370	(23,253,808)

	For the three months ended September 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(44,710)	(55,710)	(100,420)
Total operating expenses	4,678,014	113	4,678,127
Net (loss) income	(4,803,197)	55,597	(4,747,600)

	For the nine months ended September 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(1,998)	(438,818)	(440,816)
Total operating expenses	9,894,725	307	9,895,032
Net (loss) income	(9,897,762)	438,511	(9,459,251)

	For the three months ended September 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(14,107)	(149,761)	(163,868)
Total operating expenses	4,181,008	62	4,181,070
Net (loss) income	(4,165,026)	149,699	(4,015,327)